Earnings per share - Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 26, 2018	Dec. 31, 2017	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income (loss)			$ 12,609	$ 6,208	$ (22,889)	$ 5,736	$ 4,915	$ (17,392)	$ (4,072)	$ (6,741)	$ 4,244	$ 16,525	$ 65,538
Less: Convertible Preferred Stock dividends			(759)			(524)			(2,202)	(1,072)	(1,597)	0	0
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			(4,247)			0			(23,082)	0	(46,291)	0	0
Net income (loss) available to common stockholders			$ 7,603			$ 5,212			$ (29,356)	$ (7,813)	$ (43,644)	$ 16,525	$ 65,538
Denominator:
Weighted Average Number of Shares Outstanding, Basic	21,577,650	19,210,000	20,446,811			21,577,650			20,425,801	21,577,650
Weighted Average Number of Shares Outstanding, Diluted			35,419,432			25,100,088			20,425,801	21,577,650
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock			11,486,534			3,522,438			8,968,856	2,832,765	3,100,085	0	0
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants			2,845,840						1,325,779	0
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements			640,247						542,421	0	59,445	0	0
Entity Common Stock, Shares Outstanding			22,300,000						22,300,000
Basic EPS (in dollars per share)			$ 0.37			$ 0.24			$ (1.44)	$ (0.36)
Diluted EPS (in dollars per share)			0.24			$ 0.23			$ (1.44)	$ (0.36)
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount									8,480,000		8,480,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50						$ 11.50		$ 11.50
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount									646,000		713,260
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount									818,000		187,026
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Earnout Shares removed from outstanding shares									1,800,000